UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-524

The Dreyfus/Laurel Funds Trust
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	04/30/12

The following N-CSR relates only to Registrant’s series listed below and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different N-CSR reporting requirements. Separate N-CSR Forms will be filed for those series, as appropriate.

Dreyfus Global Equity Income Fund

Dreyfus International Bond Fund

1

FORM N-CSR

Item 1.      Reports to Stockholders.

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
11	Statement of Assets and Liabilities
12	Statement of Operations
13	Statement of Changes in Net Assets
15	Financial Highlights
18	Notes to Financial Statements
33	Information About the Renewal of the Fund’s Management and Sub-Investment Advisory Agreements
FOR MORE INFORMATION
Back Cover

Dreyfus
Global Equity
Income Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Global Equity Income Fund, covering the six-month period from November 1, 2011, through April 30, 2012. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

U.S. stock markets had stabilized at the start of the reporting period in the wake of sharp declines stemming from the sovereign debt crisis in Europe, an unprecedented downgrade of long-term U.S. debt securities and disappointing economic data. Fortunately, employment gains, increased manufacturing activity and other positive economic news over the final months of 2011 alleviated investors’ most serious concerns, and better business fundamentals during the first four months of 2012 sparked strong market rallies.As a result, most broad measures of U.S. stock market performance produced double-digit gains for the reporting period.

Our economic forecast calls for near-trend growth over the remainder of 2012, and we expect the United States to continue to post better economic data than most of the rest of the developed world. An aggressively accommodative monetary policy, pent-up demand in several industry groups and gradual improvement in housing prices appear likely to balance risks stemming from the ongoing European debt crisis and volatile energy prices. As always, we encourage you to talk with your financial adviser about how these developments may affect your investments.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
May 15, 2012

2

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2011, through April 30, 2012, as provided by James Harries and Robert Hay, Portfolio Managers of Newton Capital Management Limited, Sub-Investment Adviser

Fund and Market Performance Overview

For the six-month period ended April 30, 2012, Dreyfus Global Equity Income Fund’s Class A shares produced a total return of 7.49%, Class C shares returned 7.11% and Class I shares returned 7.53%.1 In comparison, the fund’s benchmark, the FTSE World Index (the “Index”), produced a total return of 7.47% for the same period.2

Global equity markets remained volatile throughout the reporting period when prevailing investor sentiment shifted along with their views of global economic developments, especially with regard to the sovereign debt crisis in Europe.The fund produced returns that were roughly in line with its benchmark, as relatively robust results in the financials, consumer goods and basic materials sectors were balanced by shortfalls in the information technology and consumer services sectors.

The Fund’s Investment Approach

The fund seeks total return, consisting of capital appreciation and income.To pursue this goal, the fund normally invests at least 80% of its assets in equity securities, seeking to focus on dividend-paying stocks of companies located in emerging as well as developed capital markets, such as the United States, Canada, Japan, Australia, Hong Kong and Western Europe. The fund may invest in the securities of companies of any market capitalization, and it may invest up to 30% of its assets in emerging markets.

We combine “top-down” analysis of current economic trends and investment themes with “bottom-up” stock selection based on fundamental research. Within markets and sectors deemed to be relatively favorable, we seek attractively priced stocks of companies that we believe have sustainable competitive advantages.

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

Markets Bolstered by Improving Investor Sentiment

Global equity markets floundered in the months prior to the reporting period due to a number of macroeconomic concerns, including the sovereign debt crisis in Greece that continues to threaten other members of the single-currency union, fears of higher inflation and lower economic growth in China, and uncertainties regarding the strength and sustainability of the U.S. economic recovery.These issues led investors to avoid many of the equity markets’ riskier areas, and they focused instead on traditionally defensive markets, industry groups and companies with track records of consistent earnings growth, financial stability and dividend payments.

Economic conditions appeared to improve over the final months of 2011 and early 2012, and many of these concerns abated. By mid-January 2012, the European Union seemed to have taken steps to forestall a more serious crisis in the region’s banking system, inflationary pressures in China had waned and U.S. economic data showed clear signs of improvement. In response, investors grew more tolerant of risks and began to shift their attention toward growth-oriented segments of the equity markets. However, investors’ worries reintensified later in the reporting period, as evidence emerged that ongoing deleveraging activity and structural problems continued to weigh on Europe’s fiscal health.

Defensive Posture Buoyed Fund Results

In this environment, we focused mainly on dividend-paying stocks of companies that, in our analysis, do not require a vigorous economy to prosper. We found a number of such opportunities in the financials sector, where favorable stock selections in the recovering market segment more than offset weakness stemming from the fund’s underweighted position in the sector as a whole.The fund participated in recovering Asian property markets through companies such as Hong Kong-based Link REIT and Singapore’s Mapletree Logistics Trust. In addition, the fund avoided pronounced weakness among European banks, such as Spain’s Banco Santander.

The fund also achieved strong results in the consumer goods sector, where tobacco giant Philip Morris International attracted investors seeking steady earnings growth, robust cash flows and high dividend yields. Underweighted exposure to the basic materials sector helped

4

the fund avoid the brunt of weakness in a lagging market segment. Strong stock selections in the utilities and health care sectors also bolstered the fund’s relative performance.

Disappointments during the reporting period were concentrated mostly in the information technology sector, where Taiwan-based HTC was hurt by mounting competitive pressures in the smartphone market. To a lesser degree, underweighted exposure to the consumer services sector hurt results, as did below-average returns from Netherlands-based professional information solutions provider Reed Elsevier and French satellite operator SES.

Maintaining a Cautious Investment Posture

We believe that serious structural problems remain in the global economy. Therefore, we have maintained a generally cautious investment posture, emphasizing high-quality, dividend-paying companies with track records of earnings growth across a variety of economic conditions. As of the end of the reporting period, we have found a number of attractive opportunities in traditionally defensive industry groups, such as the telecommunications, health care and consumer staples sectors.

May 15, 2012

Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
The fund’s performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.These risks generally are greater with emerging market countries than with more economically and politically established foreign countries.
1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses pursuant to an agreement by The Dreyfus Corporation through March 1, 2013, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.
2	SOURCE: LIPPER INC. – Reflects reinvestment of dividends and, where applicable, capital gain distributions.The FTSE World Index is an unmanaged, free-floating, market-capitalization weighted index that is designed to measure the performance of 90% of the world’s investable stocks issued by large and midcap companies in developed and advanced emerging markets.
Investors cannot invest directly in any index.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Global Equity Income Fund from November 1, 2011 to April 30, 2012. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2012
	Class A	Class C	Class I
Expenses paid per $1,000†	$7.74	$11.59	$6.45
Ending value (after expenses)	$1,074.90	$1,071.10	$1,075.30

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2012
	Class A	Class C	Class I
Expenses paid per $1,000†	$7.52	$11.27	$6.27
Ending value (after expenses)	$1,017.40	$1,013.67	$1,018.65

† Expenses are equal to the fund’s annualized expense ratio of 1.50% for Class A, 2.25% for Class C and 1.25% for Class I, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
April 30, 2012 (Unaudited)

Common Stocks—90.8%	Shares	Value ($)
Australia—2.9%
AMP	182,469	811,827
WorleyParsons	28,340	834,189
		1,646,016
Brazil—2.3%
CCR	48,898	379,661
Cia de Saneamento de Minas Gerais	31,345	731,271
Transmissora Alianca de Energia Eletrica	5,499	188,930
		1,299,862
Canada—2.0%
Husky Energy	43,445	1,133,348
Denmark—1.2%
TDC	98,193	704,099
France—2.9%
Suez Environnement	38,601	544,428
Total	22,801	1,088,651
		1,633,079
Germany—5.7%
Bayer	22,788	1,605,048
Deutsche Post	57,527	1,073,691
Deutsche Telekom	49,005	552,479
		3,231,218
Hong Kong—4.6%
China Mobile	100,400	1,112,227
Hopewell Highway Infrastructure	590,000	307,979
Link REIT	282,353	1,175,462
		2,595,668
Luxembourg—1.0%
SES	23,396	560,233
Netherlands—3.9%
Reed Elsevier	47,225	556,916
Royal Dutch Shell, Cl. A	14,875	529,070
Unilever	32,325	1,106,938
		2,192,924

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Norway—3.9%
DNB	101,180	1,090,837
Statoil	41,334	1,103,598
		2,194,435
Poland—1.5%
Telekomunikacja Polska	156,738	820,149
Singapore—2.9%
Mapletree Logistics Trust	931,000	737,277
Parkway Life Real Estate Investment Trust	240,000	358,788
Singapore Technologies Engineering	228,000	554,570
		1,650,635
South Africa—2.4%
Gold Fields	19,068	242,601
MTN Group	63,404	1,108,398
		1,350,999
South Korea—.4%
Macquarie Korea Infrastructure Fund	40,220	197,163
Switzerland—7.6%
Nestle	10,098	618,574
Novartis	20,102	1,108,472
Roche Holding	9,592	1,752,166
Zurich Insurance Group	3,308[a]	809,096
		4,288,308
Taiwan—3.6%
HTC	57,719	875,413
Taiwan Semiconductor Manufacturing	379,000	1,126,289
		2,001,702
Thailand—1.0%
Advanced Info Service	96,200	572,507
United Kingdom—11.6%
Aberdeen Asset Management	200,887	924,267
BAE Systems	114,000	546,152

8

Common Stocks (continued)	Shares	Value ($)
United Kingdom (continued)
Cable & Wireless Communications	801,396	429,064
Centrica	126,450	629,808
GlaxoSmithKline	51,651	1,194,500
ICAP	97,770	602,474
SSE	64,392	1,380,470
Vodafone Group	294,668	815,361
		6,522,096
United States—29.4%
Abbott Laboratories	17,849	1,107,709
Annaly Capital Management	62,717 [b]	1,023,541
AT&T	34,764	1,144,083
Clorox	15,767	1,105,267
ConocoPhillips	15,298	1,095,796
Lockheed Martin	7,327	663,387
Merck & Co.	27,915	1,095,385
PDL BioPharma	67,248	422,990
Pfizer	48,438	1,110,683
Philip Morris International	32,803	2,936,196
Procter & Gamble	17,215	1,095,563
Reynolds American	69,026	2,818,332
Sysco	17,762	513,322
Wisconsin Energy	12,146	447,459
		16,579,713
Total Common Stocks
(cost $48,424,032)		51,174,154

Preferred Stocks—1.1%
United Kingdom
AngloGold Ashanti Holdings Finance,
Conv., Cum. $3
(cost $748,776)	15,182	627,017

The Fund	9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes—1.8%		Rate (%)	Date	Amount ($)	Value ($)
United Kingdom
Standard Chartered,
Jr. Sub. Notes
(cost $998,625)		8.13	5/29/49	962,000	1,014,910

Other Investment—6.6%				Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $3,726,695)				3,726,695 [c]	3,726,695

Total Investments (cost $53,898,128)				100.3%	56,542,776

Liabilities, Less Cash and Receivables				(.3%)	(158,950)

Net Assets				100.0%	56,383,826

ADR—American Depository Receipts
REIT—Real Estate Investment Trust
a	Non-income producing security.
b	Investment in real estate investment trust.
c	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

Value (%)					Value (%)
Consumer Staples		18.1	Industrial		6.2
Telecommunications		15.4	Materials		4.4
Health Care		13.8	Information Technology		2.0
Financial		13.7	Corporate Bonds		1.8
Energy		10.3	Consumer Discretionary		1.0
Utilities		7.0
Money Market Investment		6.6			100.3

†	Based on net assets.
See notes to financial statements.

10

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2012 (Unaudited)

		Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers		50,171,433	52,816,081
Affiliated issuers		3,726,695	3,726,695
Cash			281,535
Cash denominated in foreign currencies		43,757	43,795
Receivable for shares of Beneficial Interest subscribed			316,285
Dividends and interest receivable			288,761
Unrealized appreciation on forward foreign
currency exchange contracts—Note 4			108,332
Prepaid expenses			21,450
			57,602,934
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)			53,819
Payable for investment securities purchased			812,586
Unrealized depreciation on forward foreign
currency exchange contracts—Note 4			205,085
Payable for shares of Beneficial Interest redeemed			109,948
Accrued expenses			37,670
			1,219,108
Net Assets ($)			56,383,826
Composition of Net Assets ($):
Paid-in capital			53,848,054
Accumulated undistributed investment income—net			226,034
Accumulated net realized gain (loss) on investments			(238,710)
Accumulated net unrealized appreciation (depreciation)
on investments and foreign currency transactions			2,548,448
Net Assets ($)			56,383,826

Net Asset Value Per Share
	Class A	Class C	Class I
Net Assets ($)	11,712,731	6,282,639	38,388,456
Shares Outstanding	1,104,072	585,705	3,725,573
Net Asset Value Per Share ($)	10.61	10.73	10.30

See notes to financial statements.

The Fund	11

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2012 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $50,702 foreign taxes withheld at source):
Unaffiliated issuers	886,210
Affiliated issuers	727
Interest	18,215
Total Income	905,152
Expenses:
Management fee—Note 3(a)	153,844
Custodian fees—Note 3(c)	30,858
Shareholder servicing costs—Note 3(c)	26,957
Auditing fees	25,632
Registration fees	24,497
Distribution fees—Note 3(b)	14,153
Prospectus and shareholders’ reports	8,786
Legal fees	5,367
Trustees’ fees and expenses—Note 3(d)	1,429
Loan commitment fees—Note 2	129
Miscellaneous	5,461
Total Expenses	297,113
Less—reduction in management fee due to undertaking—Note 3(a)	(42,471)
Less—reduction in fees due to earnings credits—Note 3(c)	(4)
Net Expenses	254,638
Investment Income—Net	650,514
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	436,738
Net realized gain (loss) on forward foreign currency exchange contracts	165,425
Net Realized Gain (Loss)	602,163
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	2,281,908
Net unrealized appreciation (depreciation) on
forward foreign currency exchange contracts	(189,336)
Net Unrealized Appreciation (Depreciation)	2,092,572
Net Realized and Unrealized Gain (Loss) on Investments	2,694,735
Net Increase in Net Assets Resulting from Operations	3,345,249

See notes to financial statements.

12

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2012	Year Ended
	(Unaudited)	October 31, 2011
Operations ($):
Investment income—net	650,514	554,754
Net realized gain (loss) on investments	602,163	707,843
Net unrealized appreciation
(depreciation) on investments	2,092,572	(610,763)
Net Increase (Decrease) in Net Assets
Resulting from Operations	3,345,249	651,834
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(202,802)	(153,420)
Class C Shares	(54,958)	(43,286)
Class I Shares	(346,092)	(238,159)
Total Dividends	(603,852)	(434,865)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A Shares	6,329,916	4,540,839
Class C Shares	3,710,543	2,194,184
Class I Shares	30,172,437	4,452,679
Dividends reinvested:
Class A Shares	165,190	107,788
Class C Shares	15,331	9,818
Class I Shares	332,934	210,269
Cost of shares redeemed:
Class A Shares	(905,485)	(4,417,557)
Class C Shares	(324,051)	(1,128,024)
Class I Shares	(2,423,357)	(2,682,554)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	37,073,458	3,287,442
Total Increase (Decrease) in Net Assets	39,814,855	3,504,411
Net Assets ($):
Beginning of Period	16,568,971	13,064,560
End of Period	56,383,826	16,568,971
Undistributed investment income—net	226,034	179,372

The Fund	13

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	April 30, 2012	Year Ended
	(Unaudited)	October 31, 2011
Capital Share Transactions:
Class A
Shares sold	614,938	441,653
Shares issued for dividends reinvested	16,977	10,695
Shares redeemed	(89,083)	(433,293)
Net Increase (Decrease) in Shares Outstanding	542,832	19,055
Class C
Shares sold	355,684	215,127
Shares issued for dividends reinvested	1,566	969
Shares redeemed	(31,526)	(112,314)
Net Increase (Decrease) in Shares Outstanding	325,724	103,782
Class I
Shares sold	3,111,205	447,350
Shares issued for dividends reinvested	34,359	21,444
Shares redeemed	(247,810)	(266,929)
Net Increase (Decrease) in Shares Outstanding	2,897,754	201,865

See notes to financial statements.

14

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
April 30, 2012			Year Ended October 31,
Class A Shares	(Unaudited)	2011	2010	2009	2008	2007[a]
Per Share Data ($):
Net asset value,
beginning of period	10.17	9.97	9.03	7.35	13.14	12.50
Investment Operations:
Investment income—net[b]	.17	.35	.31	.36	.44	.02
Net realized and unrealized
gain (loss) on investments	.56	.13	.92	1.60	(5.90)	.62
Total from Investment Operations	.73	.48	1.23	1.96	(5.46)	.64
Distributions:
Dividends from
investment income—net	(.29)	(.28)	(.29)	(.28)	(.33)	—
Net asset value, end of period	10.61	10.17	9.97	9.03	7.35	13.14
Total Return (%)[c]	7.49[d]	4.86	13.86	27.73	(42.41)	5.04[d]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.78[e]	2.14	3.13	4.03	5.84	26.08[e]
Ratio of net expenses
to average net assets	1.50[e]	1.50	1.50	1.49	1.44	1.50[e]
Ratio of net investment income
to average net assets	3.32[e]	3.35	3.36	5.05	3.88	3.62[e]
Portfolio Turnover Rate	15.20[d]	54.88	56.17	70.29	99.04	3.45[d]
Net Assets, end of period
($ x 1,000)	11,713	5,710	5,406	3,738	2,523	2,211

a	From October 18, 2007 (commencement of operations) to October 31, 2007.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.
See notes to financial statements.

The Fund	15

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
April 30, 2012			Year Ended October 31,
Class C Shares	(Unaudited)	2011	2010	2009	2008	2007[a]
Per Share Data ($):
Net asset value,
beginning of period	10.22	10.02	9.01	7.33	13.13	12.50
Investment Operations:
Investment income—net[b]	.14	.30	.21	.32	.36	.01
Net realized and unrealized
gain (loss) on investments	.57	.10	.97	1.58	(5.89)	.62
Total from Investment Operations	.71	.40	1.18	1.90	(5.53)	.63
Distributions:
Dividends from
investment income—net	(.20)	(.20)	(.17)	(.22)	(.27)	—
Net asset value, end of period	10.73	10.22	10.02	9.01	7.33	13.13
Total Return (%)[c]	7.11[d]	4.01	13.24	26.53	(42.76)	4.96[d]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.51[e]	2.86	3.92	4.81	7.06	26.83[e]
Ratio of net expenses
to average net assets	2.25[e]	2.25	2.25	2.25	2.18	2.25[e]
Ratio of net investment income
to average net assets	2.70[e]	2.83	2.31	4.44	3.35	2.86[e]
Portfolio Turnover Rate	15.20[d]	54.88	56.17	70.29	99.04	3.45[d]
Net Assets, end of period
($ x 1,000)	6,283	2,658	1,564	688	844	315

a	From October 18, 2007 (commencement of operations) to October 31, 2007.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.
See notes to financial statements.

16

Six Months Ended
April 30, 2012			Year Ended October 31,
Class I Shares	(Unaudited)	2011	2010	2009	2008	2007[a]
Per Share Data ($):
Net asset value,
beginning of period	9.91	9.74	8.83	7.34	13.14	12.50
Investment Operations:
Investment income—net[b]	.19	.37	.35	.34	.45	.02
Net realized and unrealized
gain (loss) on investments	.53	.12	.89	1.61	(5.90)	.62
Total from Investment Operations	.72	.49	1.24	1.95	(5.45)	.64
Distributions:
Dividends from
investment income—net	(.33)	(.32)	(.33)	(.46)	(.35)	—
Net asset value, end of period	10.30	9.91	9.74	8.83	7.34	13.14
Total Return (%)	7.53[c]	5.11	14.39	28.21	(42.27)	5.04[c]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.47[d]	1.86	2.82	3.78	5.32	25.84[d]
Ratio of net expenses
to average net assets	1.25[d]	1.25	1.25	1.24	1.21	1.25[d]
Ratio of net investment income
to average net assets	3.82[d]	3.68	3.85	4.99	3.90	3.86[d]
Portfolio Turnover Rate	15.20[c]	54.88	56.17	70.29	99.04	3.45[c]
Net Assets, end of period
($ x 1,000)	38,388	8,202	6,094	1,949	177	315

a	From October 18, 2007 (commencement of operations) to October 31, 2007.
b	Based on average shares outstanding at each month end.
c	Not annualized.
d	Annualized.
See notes to financial statements.

The Fund	17

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Global Equity Income Fund (the “fund”) is a separate diversified series of The Dreyfus/Laurel Funds Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering five series, including the fund. The fund’s investment objective is to seek total return (consisting of capital appreciation and income).The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Newton Capital Management Limited (“Newton”), an affiliate of BNY Mellon, serves as the fund’s sub-investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C and Class I. Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear a distribution fee and/or shareholder services fee. Class A shares are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold primarily to bank trust departments and other financial service providers (includingThe Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no distribution or shareholder services fees. Class I shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific

18

class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

The Fund	19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are categorized within Level 1 of the fair value hierarchy.

Investments in debt securities excluding short-term investments (other than U.S.Treasury Bills) and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees.

20

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board of Trustees.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

The Fund	21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward contracts are valued at the forward rate. These securities are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2012 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Corporate Bonds†	—	1,014,910	—	1,014,910
Equity Securities—
Domestic†	16,579,713	—	—	16,579,713
Equity Securities—
Foreign†	35,221,458	—	—	35,221,458
Mutual Funds	3,726,695	—	—	3,726,695
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts††	—	108,332	—	108,332
Liabilities ($)
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts††	—	(205,085)	—	(205,085)

†		See Statement of Investments for additional detailed categorizations.
††		Amount shown represents unrealized appreciation (depreciation) at period end.

In May 2011, FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common FairValue Measurement and Disclosure Requirements in GAAP and International Financial

22

Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements.The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on investments are included with net realized and unrealized gain or loss on investments.

The Fund	23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(d) Affiliated issuers: Other investment companies advised by Dreyfus are considered to be “affiliated” with the fund.

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ended April 30, 2012 were as follows:

Affiliated
Investment	Value				Value		Net
Company	10/31/2011	($)	Purchases ($)	Sales ($)	4/30/2012	($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	414,588		34,705,155	31,393,048	3,726,695		6.6

(e) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are declared and paid quarterly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by

24

capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2012, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended October 31, 2011 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”).As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The fund has an unused capital loss carryover of $694,861 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to October 31, 2011. If not applied, $634,314 of the carryover expires in fiscal 2017 and $60,547 expires in fiscal 2018.

The Fund	25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2011 was as follows: ordinary income $434,865. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended on April 30, 2012, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus and the Trust, the Trust has agreed to pay Dreyfus a management fee computed at the annual rate of .85% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed, until March 1, 2013, to waive receipt of its fees and/or assume certain expenses of the fund so that the direct expenses of none of the fund’s share classes (excluding Rule 12b-1 distribution plan fees, shareholder services plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.25% of the value of the fund’s average daily net assets.The reduction in management fee, pursuant to the undertaking, amounted to $42,471 during the period ended April 30, 2012.

Pursuant to a Sub-Investment Advisory Agreement between Dreyfus and Newton, Dreyfus pays Newton an annual fee of .41% of the value of the fund’s average daily net assets, payable monthly.

26

During the period ended April 30, 2012, the Distributor retained $4,522 from commissions earned on sales of the fund’s Class A.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of the average daily net assets of Class C chares. During the period ended April 30, 2012, Class C shares were charged $14,153, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2012, Class A and Class C shares were charged $9,728 and $4,718, respectively, pursuant to the Shareholder Services Plan.

Under its terms, the Plan and Shareholder Services Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of majority of those Trustees who are not “interested persons” of theTrust and who have no direct or indirect financial interest in the operation of or in any agreement related to the Plan or Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended April 30, 2012, the fund was charged $1,739 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The Fund	27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended April 30, 2012, the fund was charged $105 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $4.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended April 30, 2012, the fund was charged $30,858 pursuant to the custody agreement.

During the period ended April 30, 2012, the fund was charged $3,183 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $37,330, Rule 12b-1 distribution plan fees $3,322, shareholder services plan fees $3,287, custodian fees $24,438, chief compliance officer fees $2,122 and transfer agency per account fees $617, which are offset against an expense reimbursement currently in effect in the amount of $17,297.

(d) Prior to January 1, 2012, eachTrustee who is not an “interested person” of the Trust (as defined in the Act) received $60,000 per annum, plus $7,000 per joint Board meeting of the Trust,The Dreyfus/Laurel Funds, Inc., The Dreyfus/Laurel Tax-Free Municipal Funds, Dreyfus Investment Funds and Dreyfus Funds, Inc. (collectively, the “Board Group Open-End Funds”) attended, $2,500 for separate in-person committee meetings attended which were not held in conjunction

28

with a regularly scheduled Board meeting and $2,000 for Board meetings and separate committee meetings attended that were conducted by telephone. The Board Group Open-End Funds also reimbursed each Trustee who is not an “interested person” of the Trust (as defined in the Act) for travel and out-of-pocket expenses.With respect to Board meetings, the Chair of the Board received an additional 25% of such compensation (with the exception of reimbursable amounts). The Chair of each of the Board’s committees, unless the Chair also served as Chair of the Board, received $1,350 per applicable committee meeting. In the event that there was an in-person joint committee meeting or a joint telephone meeting of the Board Group Open-End Funds and Dreyfus High Yield Strategies Fund (“DHF”), $2,500 was allocated between the Board Group Open-End Funds and DHF.

Effective January 1, 2012, the Board Group Open-End Funds and DHF (collectively, the “Board Group Funds”) pays each Trustee their respective allocated portions of an annual retainer of $85,000 and a fee of $10,000 for each regularly scheduled Board meeting attended ($75,000 and $8,000, respectively, in the aggregate, prior to January 1, 2012).With respect to the annual retainer and Board meetings of the Board Group Funds, the Chair of the Board receives an additional 25% of such compensation (with the exception of reimbursable amounts). Each Trustee receives $2,500 for any separate in-person committee meetings attended, which are not held in conjunction with a regularly scheduled Board meeting, such amount to be allocated among the Board Group Funds, as applicable. In the event that there is a joint telephone meeting of the Board Group Funds, a fee of $2,000 is allocated among the applicable Board Group Funds, accordingly (prior to January 1, 2012, the fee allocated was $2,500 if the meeting included DHF).The Chair of each of the Board’s committees, unless the Chair also serves as Chair of the Board, receives $1,500 per applicable committee meeting. Each Emeritus Trustee is entitled to receive an annual retainer of one-half the amount paid as a retainer at the time the

The Fund	29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Trustee became Emeritus and a per meeting attended fee of one-half the amount paid to Trustees.The Board Group Funds also reimburse each Independent Trustee and Emeritus Trustees for travel and out-of-pocket expenses.These fees and expenses are charged and allocated to each series based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward contracts, during the period ended April 30, 2012, amounted to $39,364,604 and $5,379,624, respectively.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates.With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations.The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty

30

nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.The following summarizes open forward contracts at April 30, 2012:

Forward Foreign
Currency	Number		Foreign			Unrealized
Exchange		of	Currency			Appreciation
Contracts	Contracts		Amounts	Cost ($)	Value ($) (Depreciation) ($)
Purchases:
Australian Dollar,
Expiring:
5/1/2012	[a]	1	19,591	20,323	20,413	90
5/3/2012	[a]	1	27,780	28,967	28,946	(21)
7/13/2012	[b]	2	694,000	726,162	717,520	(8,642)
Brazilian Real,
Expiring
6/15/2012	[a]	2	932,000	531,340	484,402	(46,938)
British Pound,
Expiring:
5/2/2012	[b]	1	25,355	41,263	41,149	(114)
8/16/2012	[b]	1	363,000	577,779	588,714	10,935
Euro,
Expiring:
5/2/2012	[b]	1	37,228	49,221	49,279	58
5/3/2012	[a]	1	41,593	54,991	55,056	65
8/16/2012	[b]	1	841,000	1,113,476	1,114,055	579
Norwegian Krone,
Expiring
5/3/2012 [c]		1	637,462	111,269	111,387	118
South African Rand,
Expiring
6/15/2012	[c]	2	1,990,000	255,873	254,234	(1,639)
Sales:				Proceeds ($)
Australian Dollar,
Expiring:
7/13/2012	[a]	2	833,000	839,020	861,231	(22,211)
7/13/2012	[b]	1	820,000	866,723	847,791	18,932
Brazilian Real,
Expiring:
6/15/2012	[a]	3	2,605,000	1,431,367	1,353,936	77,431
6/15/2012	[b]	1	182,000	94,718	94,594	124

The Fund	31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Forward Foreign
Currency	Number		Foreign			Unrealized
Exchange		of	Currency			Appreciation
Contracts	Contracts		Amounts	Proceeds ($)	Value ($) (Depreciation) ($)
Sales
(continued):
British Pound,
Expiring:
8/16/2012	[a]	1	563,000	886,592	913,075	(26,483)
8/16/2012	[d]	1	562,000	886,411	911,453	(25,042)
Euro,
Expiring:
8/16/2012	[b]	1	1,362,000	1,782,957	1,804,212	(21,255)
8/16/2012	[c]	1	1,359,000	1,785,184	1,800,239	(15,055)
South African Rand,
Expiring:
6/15/2012	[a]	3	2,713,000	326,799	346,602	(19,803)
6/15/2012	[d]	2	5,007,000	621,814	639,674	(17,860)
South Korean Won,
Expiring:
5/2/2012	[e]	2	52,761,324	46,686	46,695	(9)
5/3/2012	[e]	2	3,388,713	2,998	3,011	(13)
Gross Unrealized
Appreciation						108,332
Gross Unrealized
Depreciation						(205,085)

Counterparties:
a UBS
b JPMorgan & Chase Co.
c Royal Bank of Scotland
d Barclays Capital
e HSBC

The following summarizes the average market value of derivatives outstanding during the period ended April 30, 2012:

Average Market Value ($)
Forward contracts	4,965,412

At April 30, 2012, accumulated net unrealized appreciation on investments was $2,644,648, consisting of $3,575,985 gross unrealized appreciation and $931,337 gross unrealized depreciation.

At April 30, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

32

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AND SUB-INVESTMENT
ADVISORY AGREEMENTS (Unaudited)

At a meeting of the fund’s Board of Trustees held on February 15-16, 2012, the Board considered the renewal of the fund’s Management Agreement, pursuant to which Dreyfus provides the fund with investment advisory and administrative services, and the Sub-Investment Advisory Agreement (together, the “Agreements”), pursuant to which Newton Capital Management Limited (the “Sub-Adviser”) provides day-to-day management of the fund’s investments.The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund.The Board considered information previously provided to them in presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex, and Dreyfus representatives confirmed that there had been no material changes in this information. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including the distribution channel(s) for the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board also considered Dreyfus’

The Fund	33

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AND
SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

extensive administrative, accounting, and compliance infrastructures, as well as Dreyfus’ supervisory activities over the Sub-Adviser.The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2011, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.The Board discussed the results of the comparisons and noted that the fund’s total return performance was above the Performance Group and Performance Universe medians for the various periods.The Board noted that the fund was ranked first in its Performance Group for three of the four periods and ranked in the first quartile of the Performance Group and Performance Universe for each of the various periods, except for the three-year period ended December 31st, when the fund was ranked in the second quartile of the Performance Group. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

34

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.The Board noted that the fund’s contractual management fee was below the Expense Group median, the fund’s actual management fee was below the Expense Group and Expense Universe medians and the fund’s total expense ratio was at the Expense Group median and above the Expense Universe median.

Dreyfus representatives noted that Dreyfus had contractually agreed to waive receipt of its fees and/or assume the expenses of the fund, until March 1, 2012, so that annual direct fund operating expenses (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings, acquired fund fees and extraordinary expenses) did not exceed 1.25% of the fund’s average daily net assets. Dreyfus representatives informed the Board that the waiver would be extended until March 1, 2013.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Sub-Adviser or its affiliates for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors.The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

The Board considered the fee to the Sub-Adviser in relation to the fee paid to Dreyfus by the fund and the respective services provided by the Sub-Adviser and Dreyfus.The Board also noted the Sub-Adviser’s fee is paid by Dreyfus (out of its fee from the fund) and not the fund.

The Fund	35

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AND
SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also noted the expense limitation arrangement and its effect on Dreyfus’ profitability. The Board previously had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex.The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board’s counsel stated that the Board should consider the profitability analysis (1) as part of their evaluation of whether the fees under the Agreements bear a reasonable relationship to the mix of services provided by Dreyfus and the Sub-Adviser, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Since Dreyfus, and not the fund, pays the Sub-Adviser pursuant to the Sub-Investment Advisory Agreement, the Board did not consider the Sub-Adviser’s profitability to be relevant to its deliberations. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level.The Board also considered potential benefits to Dreyfus and the Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and noted the soft dollar arrangements in effect for trading the fund’s investments.

36

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus and the Sub-Adviser are adequate and appropriate.

  The Board was satisfied with the fund’s performance.

  The Board concluded that the fees paid to Dreyfus and the Sub- Adviser were reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreements and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined that renewal of the Agreements was in the best interests of the fund and its shareholders.

The Fund	37

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
21	Statement of Financial Futures
22	Statement of Assets and Liabilities
23	Statement of Operations
24	Statement of Changes in Net Assets
26	Financial Highlights
29	Notes to Financial Statements
50	Information About the Renewal of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus
International Bond Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus International Bond Fund, covering the six-month period from November 1, 2011, through April 30, 2012. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

U.S. bond markets had weathered heightened volatility by the start of the reporting period as investors fled riskier assets due to adverse macroeconomic concerns ranging from the sovereign debt crisis in Europe to a contentious debate in the United States regarding government borrowing and spending.These developments triggered sharp rallies among traditional safe havens, such as U.S. government securities. Better U.S. economic news derailed the rally in the fall of 2011, but U.S. government bond yields continued to trend downward and remained low over the reporting period when the Federal Reserve Board took action to reduce longer-term interest rates. While corporate-backed bonds were hurt during the flight to quality, they rebounded over the reporting period as business conditions improved and investors searched for competitive yields in a low interest-rate environment.

Our economic forecast calls for near-trend growth over the remainder of 2012, and we expect the United States to continue to post better economic data than most of the rest of the developed world. An aggressively accommodative monetary policy, pent-up demand in several industry groups and gradual improvement in housing prices appear likely to balance risks stemming from the ongoing European debt crisis and volatile energy prices. As always, we encourage you to talk with your financial adviser about how these developments may affect your investments.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
May 15, 2012

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2011, through April 30, 2012, as provided by David Leduc, CFA, and Brendan Murphy, CFA, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended April 30, 2012, Dreyfus International Bond Fund’s Class A shares produced a total return of 1.24%, Class C shares returned 0.85% and Class I shares returned 1.34%.1 In comparison, the fund’s benchmark, the Barclays Global Aggregate ex-U.S. (Unhedged) Bond Index (the “Index”), produced a total return of –0.06% for the same period.2 International bonds remained volatile over the reporting period as market sentiment shifted along with investors’ views of a sovereign debt crisis in Europe and remedial measures implemented by the region’s policy-makers.The fund’s returns were higher than its benchmark, mainly due to our currency strategies, including an emphasis on markets more closely tied to the United States than Europe.

The Fund’s Investment Approach

The fund seeks to maximize total return through capital appreciation and income.To pursue its goal, the fund normally invests at least 80% of its net assets in fixed-income securities, and at least 65% of its assets in non-U.S. dollar-denominated fixed-income securities of foreign governments and companies located in various countries, including emerging markets.

Generally, the fund seeks to maintain investment-grade average credit quality. We focus on identifying undervalued government bond markets, currencies, sectors and securities. We look for fixed-income securities with the most potential for added value, such as those involving the potential for credit upgrades, unique structural characteristics or innovative features.We use fundamental economic research and quantitative analysis to allocate assets among countries and currencies. We then focus on sectors and individual securities that appear to be relatively undervalued.

European Sovereign Debt Crisis Fueled Heightened Volatility

By the start of the reporting period, investor confidence already had begun to recover from severe bouts of volatility in the wake of a sovereign

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

debt crisis in Europe, inflation fears in China and an unprecedented downgrade of longer-term U.S. government debt by a major credit-rating agency.These developments triggered a dramatic shift away from riskier assets and toward traditional safe havens — such as the German bund and U.K. gilts — leaving their yields near historical lows.

Investors’ economic concerns continued to ease over the final weeks of 2011 and the opening months of 2012, when the European Union seemed to make progress in addressing some of the region’s financial problems through the central bank’s LongTerm Refinancing Operation (“LTRO”), which helped avert a more severe crisis in the region’s banking system. In addition, inflationary pressures in China moderated and its economy appeared headed for a “soft landing,” while the U.S. economy posted encouraging gains in employment and manufacturing activity.

Consequently, higher yielding securities — including corporate bonds and asset-backed securities — rallied as yield differences narrowed along the global markets’ credit-quality spectrum. Meanwhile, yields of sovereign bonds from fiscally healthy nations remained low, and yields from more troubled European nations declined to more manageable levels. However, toward the reporting period’s end, international bond markets gave back some of their earlier gains as concerns regarding structural economic imbalances in Europe again intensified.

Currency Strategies Buoyed the Fund’s Results

The fund received positive contributions to its relative performance from its emphasis on currency markets, such as the Mexican peso and the Canadian dollar, which are closely tied to the strengthening U.S. economy. Conversely, we maintained underweighted exposure to the euro, which fell in value against the U.S. dollar.We used forward contracts to establish some of the fund’s currency positions. In international bond markets, the fund benefited early in the reporting period from favorable allocations among various European nations, including an overweighted position in Italy, where bonds appeared attractively valued to us, and underweighted exposure to Spain.

Above-average results from these strategies were balanced to a degree by an underweighted position in European corporate bonds, which rallied in early 2012 when economic concerns moderated. Finally, the fund maintained a generally market-neutral position with respect to its duration posture and yield curve strategy. We employed interest-rate futures to set the fund’s duration position.

Adjusting to a Changing Market Environment

Although interest rates are likely to remain low in many markets for some time to come, we expect bouts of heightened market volatility to persist over the remainder of 2012 as investors react to economic and political headlines in Europe and other regions of the world. Consequently, we have maintained a generally cautious investment posture, particularly regarding Europe, where the region’s underlying debt problems remain despite the LTRO program’s beneficial impact on the banking system. Instead, we have continued to favor markets where bonds are available at attractive valuations relative to current market averages and historical norms, and we have continued to underweight markets that appear to be more richly valued. In our analysis, these are prudent strategies in a still uncertain market environment.

May 15, 2012

Bond funds are subject generally to interest rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.
High yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity.
Foreign bonds are subject to special risks including exposure to currency fluctuations, changing political and economic conditions, and potentially less liquidity.These risks are generally greater with emerging market countries than with more economically and politically established foreign countries.
The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the fund will not correlate with the underlying instruments or the fund’s other instruments.
Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time.A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by the fund and denominated in those currencies.The use of leverage may magnify the fund’s gains or losses. For derivatives with a leveraging component, adverse changes in the value or level of the underlying asset can result in a loss that is much greater than the original investment in the derivative.
1	Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Class I shares are not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2	SOURCE: FACTSET — Reflects reinvestment of dividends and, where applicable, capital gain distributions. The Barclays Global Aggregate ex-U.S. (Unhedged) Bond Index provides a broad-based measure of the global investment-grade fixed income markets. Investors cannot invest directly in any index.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus International Bond Fund from November 1, 2011 to April 30, 2012. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2012
	Class A	Class C	Class I
Expenses paid per $1,000†	$5.10	$8.84	$3.75
Ending value (after expenses)	$1,012.40	$1,008.50	$1,013.40

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2012
	Class A	Class C	Class I
Expenses paid per $1,000†	$5.12	$8.87	$3.77
Ending value (after expenses)	$1,019.79	$1,016.06	$1,021.13

† Expenses are equal to the fund’s annualized expense ratio of 1.02% for Class A, 1.77% for Class C and .75% for Class I, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
April 30, 2012 (Unaudited)

		Coupon	Maturity	Principal
Bonds and Notes—96.4%		Rate (%)	Date	Amount ($)[a]		Value ($)
Australia—2.6%
Australian Government,
Sr. Unscd. Bonds, Ser. 120	AUD	6.00	2/15/17	3,090,000		3,630,523
FMG Resources (Aug 2006),
Gtd. Notes		6.38	2/1/16	3,180,000	[b,c]	3,259,500
Queensland Treasury,
Gov’t Gtd. Bonds, Ser. 13G	AUD	6.00	8/14/13	9,770,000		10,467,451
Queensland Treasury,
Gov’t Gtd. Notes, Ser. 21	AUD	6.00	6/14/21	15,160,000		17,633,282
SMART Trust,
Ser. 2011-1USA, Cl. A3B		1.09	10/14/14	5,800,000	[c,d]	5,808,887
						40,799,643
Austria—.9%
Austrian Government,
Sr. Unscd. Bonds	EUR	3.90	7/15/20	9,180,000	[c]	13,432,187
Belgium—1.1%
Anheuser-Busch InBev,
Gtd. Notes	GBP	9.75	7/30/24	125,000		313,539
Belgium Government,
Bonds, Ser. 61	EUR	4.25	9/28/21	11,450,000		16,341,372
						16,654,911
Bermuda—.1%
Weatherford International,
Gtd. Notes		6.75	9/15/40	1,925,000		2,153,451
Brazil—1.2%
Brazil Notas do
Tesouro Nacional,
Notes, Ser. F	BRL	10.00	1/1/13	13,200,000		7,218,322
Petrobras
International Finance,
Gtd. Notes	EUR	5.88	3/7/22	5,135,000	[b]	7,535,527
Vale Overseas,
Gtd. Notes		6.25	1/23/17	3,750,000		4,338,720
						19,092,569
Canada—11.5%
Bombardier,
Sr. Unscd. Notes	EUR	6.13	5/15/21	2,740,000	[c]	3,626,929
Canadian Capital Auto
Receivables Asset Trust,
Ser. 2012-1A, Cl. A3	CAD	2.38	4/17/17	10,730,000	[c]	10,774,654

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Canada (continued)
Canadian Government,
Bonds	CAD	0.75	5/1/14	77,300,000		77,331,300
Canadian Government,
Bonds	CAD	3.25	6/1/21	12,435,000		13,837,297
Canadian Government,
Bonds	CAD	3.75	6/1/19	6,235,000		7,113,966
Canadian Government,
Bonds	CAD	4.00	6/1/16	16,735,000		18,562,577
Canadian Government,
Bonds, Ser. VW17	CAD	8.00	6/1/27	10,375,000		17,891,401
CNH Capital Canada
Receivables Trust,
Ser. 2011-1A, Cl. A2	CAD	2.34	7/17/17	5,615,000	[c]	5,710,890
Ford Auto Securitization Trust,
Ser. 2011-R3A, Cl. A2	CAD	1.96	7/15/15	5,110,000	[c]	5,176,782
Ford Auto Securitization Trust,
Ser. 2011-R1A, Cl. A2	CAD	2.43	11/15/14	2,350,000	[c]	2,389,056
Rogers Communications,
Gtd. Notes	CAD	6.56	3/22/41	3,190,000		3,816,762
Royal Bank of Canada,
Sr. Unscd. Notes		1.45	10/30/14	4,755,000		4,820,828
Teck Resources,
Sr. Scd. Notes		10.75	5/15/19	980,000		1,214,315
Toronto-Dominion Bank,
Sr. Unscd. Notes		2.38	10/19/16	3,870,000		3,992,544
Videotron,
Gtd. Notes		5.00	7/15/22	4,040,000	[c]	4,050,100
						180,309,401
Chile—1.3%
Chilean Government,
Sr. Unscd. Notes	CLP	5.50	8/5/20	6,062,000,000		13,093,720
CODELCO,
Sr. Unscd. Notes		3.88	11/3/21	3,740,000	[c]	3,909,916
Empresa Nacional de Petroleo,
Sr. Unscd. Notes		4.75	12/6/21	3,675,000	[c]	3,817,719
						20,821,355
France—.5%
BNP Paribas Home Loan,
Covered Bonds	EUR	2.25	10/1/12	4,450,000		5,927,195

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
France (continued)
Pernod-Ricard,
Sr. Unscd. Bonds	EUR	5.00	3/15/17	1,100,000		1,594,684
						7,521,879
Germany—9.1%
Daimler,
Sr. Unscd. Notes	EUR	4.63	9/2/14	2,100,000		2,993,241
German Government,
Unscd. Bonds	EUR	2.00	1/4/22	13,245,000		18,206,764
German Government,
Bonds, Ser. 04	EUR	3.75	1/4/15	26,150,000		37,925,808
German Government,
Bonds, Ser. 00	EUR	5.50	1/4/31	15,795,000		30,606,121
German Government,
Unscd. Bonds, Ser. 161	EUR	1.25	10/14/16	8,700,000		11,890,714
German Government,
Bonds, Ser. 155	EUR	2.50	10/10/14	8,165,000		11,436,826
German Government,
Bonds, Ser. 09	EUR	3.50	7/4/19	16,500,000		25,434,715
Kabel,
Sr. Scd. Notes	EUR	7.50	3/15/19	2,545,000	[c]	3,495,139
KFW,
Gov’t Gtd. Notes	JPY	2.05	2/16/26	3,000,000		41,373
						142,030,701
Hong Kong—.3%
Hutchison Whampoa
International 11,
Gtd. Notes		3.50	1/13/17	4,600,000	[c]	4,761,345
Ireland—.6%
Irish Government,
Bonds	EUR	4.60	4/18/16	4,550,000	[b]	5,920,210
Smurfit Kappa Acquistions,
Sr. Scd. Notes	EUR	7.75	11/15/19	2,545,000	[c]	3,621,469
						9,541,679
Italy—2.8%
Italian Government,
Treasury Bonds	EUR	4.75	9/1/21	15,455,000		19,645,562
Italian Government,
Treasury Bonds	EUR	5.00	9/1/40	2,600,000		2,993,514

The Fund	9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Italy (continued)
Italian Government,
Treasury Bonds	EUR	5.50	9/1/22	15,650,000		20,582,238
						43,221,314
Japan—13.1%
Development Bank of Japan,
Gov’t Gtd. Notes	JPY	1.05	6/20/23	34,000,000		429,531
Development Bank of Japan,
Gov’t Gtd. Bonds	JPY	1.70	9/20/22	24,000,000		321,156
Japan Finance Organization
for Municipalities,
Gov’t Gtd. Notes	JPY	1.35	11/26/13	11,000,000		140,326
Japanese Government,
Sr. Unscd. Bonds, Ser. 310	JPY	1.00	9/20/20	999,000,000		12,825,789
Japanese Government,
Sr. Unscd. Bonds, Ser. 11	JPY	1.70	6/20/33	1,366,150,000		17,008,191
Japanese Government,
Sr. Unscd. Bonds, Ser. 106	JPY	2.20	9/20/28	1,288,000,000		17,748,814
Japanese Government,
Sr. Unscd. Bonds, Ser. 25	JPY	2.30	12/20/36	1,253,700,000		17,198,223
Japanese Government,
Sr. Unscd. Bonds, Ser. 313	JPY	1.30	3/20/21	1,200,000,000		15,723,096
Japanese Government,
Sr. Unscd. Bonds, Ser. 303	JPY	1.40	9/20/19	1,258,350,000		16,721,003
Japanese Government,
Sr. Unscd. Bonds, Ser. 58	JPY	1.90	9/20/22	1,260,000,000		17,270,822
Japanese Government,
Sr. Unscd. Bonds, Ser. 108	JPY	1.90	12/20/28	1,000,000,000		13,177,618
Japanese Government,
Sr. Unscd. Bonds, Ser. 121	JPY	1.90	9/20/30	1,330,000,000		17,332,829
Japanese Government,
Sr. Unscd. Bonds, Ser. 79	JPY	2.00	6/20/25	1,465,000,000		20,058,591
Japanese Government,
Sr. Unscd. Bonds, Ser. 35	JPY	2.00	9/20/41	1,350,000,000		17,323,997
Japanese Government,
Sr. Unscd. Bonds, Ser. 46	JPY	2.20	6/22/20	1,350,000,000		18,972,082
Japanese Government,
Sr. Unscd. Bonds, Ser. 8	JPY	1.00	6/10/16	210,000,000	[e]	2,765,984
						205,018,052

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Lithuania—.2%
Lithuanian Government,
Sr. Unscd. Notes		6.63	2/1/22	3,405,000	[c]	3,826,369
Luxembourg—1.1%
ArcelorMittal,
Sr. Unscd. Notes		6.25	2/25/22	3,740,000		3,816,550
ArcelorMittal,
Sr. Unscd. Notes	EUR	4.63	11/17/17	1,685,000	[b]	2,296,048
Codere Finance Luxembourg,
Sr. Scd. Notes	EUR	8.25	6/15/15	2,195,000	[c]	2,673,073
Enel Finance International,
Gtd. Notes		5.13	10/7/19	1,950,000	[c]	1,926,838
Holcim US Finance Sarl & Cie,
Gtd. Notes		6.00	12/30/19	3,695,000	[c]	3,932,256
Telecom Italia Capital,
Gtd. Notes		7.18	6/18/19	2,100,000		2,210,250
						16,855,015
Malaysia—.3%
Malaysian Government,
Sr. Unscd. Bonds,
Ser. 0409	MYR	3.74	2/27/15	15,250,000		5,115,896
Mexico—1.3%
Comision Federal de Electricidad
Sr. Unscd. Notes		5.75	2/14/42	3,725,000	[c]	3,818,125
Mexican Government,
Bonds, Cl. M	MXN	6.50	6/10/21	87,550,000		6,921,040
Mexican Government,
Bonds, Ser. M 30	MXN	8.50	11/18/38	69,500,000		6,032,918
Petroleos Mexicanos,
Gtd. Notes		6.50	6/2/41	3,340,000	[c]	3,891,100
						20,663,183
Netherlands—2.6%
ABN Amro Bank,
Sr. Unscd. Notes		4.25	2/2/17	7,300,000	[c]	7,403,587
BMW Finance,
Gtd. Notes	EUR	3.88	1/18/17	1,300,000		1,876,828
Conti-Gummi Finance,
Sr. Scd. Bonds	EUR	7.13	10/15/18	3,850,000	[c]	5,402,109

The Fund	11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Netherlands (continued)
E.ON International Finance,
Gtd. Notes	EUR	4.88	1/28/14	580,000		817,072
E.ON International Finance,
Gtd. Notes	EUR	5.50	10/2/17	620,000		975,974
Elsevier Finance,
Gtd. Notes	EUR	6.50	4/2/13	900,000		1,246,272
ING Bank,
Covered Notes	EUR	3.63	8/31/21	1,905,000		2,687,579
LyondellBasell Industries,
Sr. Notes		5.00	4/15/19	3,225,000	[c]	3,345,937
Rabobank Nederland,
Sr. Unscd. Notes	EUR	3.88	4/20/16	5,100,000		7,183,820
Repsol International Finance,
Gtd. Notes	EUR	4.88	2/19/19	3,200,000		4,063,529
RWE Finance,
Gtd. Notes	EUR	6.63	1/31/19	1,350,000		2,272,155
Ziggo Bond,
Sr. Unscd. Notes	EUR	8.00	5/15/18	2,590,000	[c]	3,711,216
						40,986,078
Norway—1.3%
DNB Boligkreditt,
Covered Bonds		2.90	3/29/17	4,470,000	[c]	4,649,211
DNB Boligkreditt,
Covered Bonds	EUR	3.38	1/20/17	4,920,000		7,008,222
Norwegian Government,
Bonds, Ser. 474	NOK	3.75	5/25/21	16,000,000		3,190,243
Statoil,
Gtd. Notes		4.25	11/23/41	4,895,000		5,016,621
						19,864,297
Peru—1.0%
Corp Financiera de Desarrollo,
Sr. Unscd. Notes		4.75	2/8/22	2,355,000	[c]	2,466,862
Peruvian Government,
Sr. Unscd. Notes	PEN	6.95	8/12/31	31,234,000	[c]	13,179,258
						15,646,120
Philippines—.5%
Philippine Government,
Sr. Unscd. Notes	PHP	4.95	1/15/21	22,000,000		538,364

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]	Value ($)
Philippines (continued)
Philippine Government,
Sr. Unscd. Bonds	PHP	6.25	1/14/36	291,000,000	7,243,212
					7,781,576
Poland—.5%
Polish Government,
Sr. Unscd. Notes		5.00	3/23/22	7,120,000	7,654,000
Slovakia—1.1%
Slovakian Government,
Sr. Unsub. Notes	EUR	4.00	3/26/21	12,240,000	16,564,586
South Africa—.5%
South African Government,
Sr. Unscd. Notes		4.67	1/17/24	3,625,000	3,815,312
South African Government,
Bonds, Ser. R209	ZAR	6.25	3/31/36	33,445,000	3,220,867
					7,036,179
South Korea—.0%
Export-Import Bank of Korea,
Sr. Unscd. Notes	EUR	5.75	5/22/13	100,000	137,228
Spain—4.2%
Banco Santander,
Covered Bonds	EUR	4.63	1/20/16	10,500,000	14,244,730
Spanish Government,
Bonds	EUR	3.40	4/30/14	21,425,000	28,595,594
Spanish Government,
Sr. Unsub. Bonds	EUR	5.85	1/31/22	17,800,000	23,763,964
					66,604,288
Supranational—.5%
Asian Development Bank,
Sr. Unscd. Notes	CNY	2.85	10/21/20	25,000,000	3,983,951
Corp Andina De Formento,
Sr. Unscd. Notes		3.75	1/15/16	3,835,000	4,027,874
European Investment Bank,
Sr. Unscd. Bonds	JPY	1.40	6/20/17	38,600,000	511,800
					8,523,625
Sweden—1.8%
Stadshypotek,
Covered Bonds	EUR	3.00	10/1/14	3,675,000	5,098,782

The Fund	13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Sweden (continued)
Swedish Government,
Bonds, Ser. 1052	SEK	4.25	3/12/19	57,170,000		9,980,130
Swedish Government,
Bonds, Ser. 1050	SEK	3.00	7/12/16	84,850,000		13,472,660
						28,551,572
Switzerland—.8%
Credit Suisse Guernsey,
Converd Bonds		2.60	5/27/16	5,135,000	[c]	5,261,603
Credit Suisse Guernsey,
Covered Notes	EUR	2.13	1/18/17	5,600,000		7,562,565
						12,824,168
United Kingdom—21.9%
Abbey National
Treasury Services,
Covered Notes	EUR	3.63	9/8/17	5,400,000		7,547,620
Arkle Master Issuer,
Ser. 2010-2A, Cl. 2A	EUR	2.55	5/17/60	2,600,000	[c,d]	3,465,115
Arkle Master Issuer,
Ser. 2012-1A, Cl.2A4	GBP	2.84	5/17/60	9,460,000	[c,d]	15,474,680
Arran Residential
Mortgages Funding,
Ser. 2011-1A, Cl. A1B	EUR	2.24	11/19/47	3,214,775	[c,d]	4,263,221
Barclays Bank,
Covered Notes	EUR	2.13	9/8/15	5,505,000		7,434,439
Barclays Bank,
Covered Notes	EUR	4.00	10/7/19	10,350,000		14,998,430
BP Capital Markets,
Gtd. Notes		2.25	11/1/16	1,655,000		1,704,528
BP Capital Markets,
Gtd. Notes		3.56	11/1/21	4,705,000		4,933,578
CNOOC Finance 2012,
Gtd. Notes		3.88	5/2/22	2,700,000	[c]	2,707,781
Fosse Master Issuer,
Ser. 2011-1A, Cl. A4	EUR	2.05	10/18/54	11,065,000	[c,d]	14,702,202
Fosse Master Issuer,
Ser. 2011-1A, Cl. A2		1.87	10/18/54	3,075,000	[c,d]	3,093,834
Gracechurch Card Funding,
Ser. 2012-1A, Cl. A2	EUR	1.50	2/15/17	4,785,000	[c,d]	6,361,613

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
United Kingdom (continued)
Gracechurch Mortgage Funding,
Ser. 2007-1A, Cl. 3A1		0.57	11/20/56	2,904,346	[c,d]	2,903,689
Gracechurch Mortgage Funding,
Ser. 2011-1A, Cl. 2A1		2.04	11/20/56	12,900,000	[c,d]	13,005,909
Holmes Master Issuer,
Ser. 2011-3A, Cl. A3	EUR	2.16	10/15/54	5,560,000	[c,d]	7,396,531
Holmes Master Issuer,
Ser. 2012-1A, Cl. A4	GBP	2.78	10/15/54	8,650,000	[c,d]	14,142,184
Holmes Master Issuer,
Ser. 2010-1A, Cl. A2		1.87	10/15/54	7,185,000	[c,d]	7,226,544
Ineos Finance,
Gtd. Notes		7.50	5/1/20	2,435,000	[c]	2,514,137
Ineos Finance,
Sr. Scd. Bonds		8.38	2/15/19	680,000	[c]	731,000
Lloyds TSB Bank,
Gtd. Notes		4.20	3/28/17	3,700,000		3,757,905
Lloyds TSB Bank,
Covered Notes	EUR	3.38	3/17/16	4,500,000		6,249,309
Lloyds TSB Bank,
Covered Bonds	EUR	4.00	9/29/21	1,500,000	[b]	2,120,116
National Grid,
Sr. Unscd. Notes	EUR	5.00	7/2/18	1,315,000		2,019,428
Nationwide Building Society,
Covered Notes	EUR	2.88	9/14/15	5,405,000		7,461,119
Paragon Mortgages,
Ser. 14A, Cl. A2C		0.67	9/15/39	8,437,440	[c,d]	6,641,893
Royal Bank of Scotland,
Covered Notes	EUR	3.00	9/8/16	1,745,000		2,406,583
Royal Bank of Scotland,
Covered Notes	EUR	3.88	10/19/21	6,350,000		8,896,674
Royal Bank of Scotland,
Sr. Unscd. Notes	EUR	4.75	5/18/16	2,250,000		3,127,564
Royal Bank of Scotland,
Sub. Notes		9.50	3/16/22	1,750,000	[d]	1,851,010
Silverstone Master Issuer,
Ser. 2011-1A, Cl. 1A		2.02	1/21/55	5,650,000	[c,d]	5,687,985
United Kingdom Gilt,
Bonds	GBP	3.75	9/7/21	19,700,000		36,707,995

The Fund	15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
United Kingdom (continued)
United Kingdom Gilt,
Bonds	GBP	4.25	9/7/39	22,590,000		42,848,850
United Kingdom Gilt,
Bonds	GBP	4.25	12/7/40	21,695,000		41,238,597
United Kingdom Gilt,
Bonds	GBP	5.00	3/7/18	10,075,000		19,791,657
United Kingdom Gilt,
Bonds	GBP	8.75	8/25/17	8,110,000		18,379,657
						343,793,377
United States—11.7%
Ally Auto Receivables Trust,
Ser. 2010-1, Cl. A3		1.45	5/15/14	808,221		811,496
Ally Financial,
Gtd. Notes		4.50	2/11/14	990,000		1,002,375
Ally Financial,
Gtd. Notes		5.50	2/15/17	7,225,000		7,391,883
Ally Master Owner Trust,
Ser. 2011-5, Cl. A		0.89	6/15/15	5,965,000	[d]	5,976,922
Altria Group,
Gtd. Notes		10.20	2/6/39	460,000		739,264
Anadarko Petroleum,
Sr. Unscd. Notes		6.38	9/15/17	1,390,000		1,653,812
Anheuser-Busch InBev Worldwide,
Gtd. Notes		4.38	2/15/21	6,405,000		7,341,142
Aristotle Holding,
Gtd. Notes		2.10	2/12/15	3,655,000	[c]	3,712,051
Bank of America,
Sr. Unscd. Notes		3.88	3/22/17	6,925,000		6,915,305
BMW US Capital,
Gtd. Notes	EUR	5.00	5/28/15	355,000		520,935
Burlington North Santa Fe,
Sr. Unscd. Debs.		5.05	3/1/41	1,000,000		1,075,746
Cargill,
Sr. Unscd. Notes		3.25	11/15/21	4,015,000	[c]	4,051,111
Chrysler Financial Auto
Securitization Trust,
Ser. 2010-A, Cl. D		3.52	8/8/16	2,900,000		2,926,503
Citigroup,
Sr. Unscd. Notes		2.65	3/2/15	7,140,000		7,129,597

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
United States (continued)
CNA Financial,
Sr. Unscd. Notes		5.75	8/15/21	2,005,000		2,198,106
Comcast,
Gtd. Notes		5.90	3/15/16	950,000		1,103,097
CVS Pass-Through Trust,
Pass Thru Certificates		6.04	12/10/28	2,210,796		2,480,688
DIRECTV Holdings,
Gtd. Notes		5.00	3/1/21	3,700,000		4,053,409
Energy Transfer Partners,
Sr. Unscd. Notes		8.50	4/15/14	181,000		203,361
Enterprise Products Operating,
Gtd. Notes		6.13	10/15/39	1,920,000		2,220,271
Ford Motor Credit,
Sr. Unscd. Notes		3.88	1/15/15	6,580,000		6,823,769
General Electric Capital,
Sub. Notes		5.30	2/11/21	1,950,000		2,151,051
Gilead Sciences,
Sr. Unscd. Notes		3.05	12/1/16	4,120,000		4,360,950
Goldman Sachs Group,
Sr. Unscd. Notes		5.75	1/24/22	4,800,000		5,021,472
Hyundai Capital America,
Gtd. Notes,		4.00	6/8/17	3,100,000	[c]	3,207,443
JPMorgan Chase & Co.,
Sr. Unscd. Notes		4.35	8/15/21	3,170,000		3,325,409
JPMorgan Chase Bank,
Sub. Notes	EUR	4.38	11/30/21	2,900,000	[d]	3,533,542
JPMorgan Chase
Commercial Mortgage,
Ser. 2007-CB20, Cl. AM		6.09	2/12/51	3,640,000	[d]	3,813,561
Kraft Foods,
Sr. Unscd. Notes		5.38	2/10/20	3,150,000		3,695,886
Lamar Media,
Gtd. Notes		5.88	2/1/22	2,325,000	[c]	2,400,562
Levi Strauss & Co.,
Sr. Unscd. Notes	EUR	7.75	5/15/18	745,000		1,018,204
Macy’s Retail Holdings,
Gtd. Notes		6.38	3/15/37	1,875,000		2,205,478
Macy’s Retail Holdings,
Gtd. Notes		5.13	1/15/42	1,435,000		1,454,753

The Fund	17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
United States (continued)
Metropolitan Life Global Funding I,
Scd. Notes	2.00	1/9/15	3,485,000	[c]	3,544,196
MGM Resorts International,
Gtd. Notes	7.75	3/15/22	3,570,000	[b]	3,668,175
Morgan Stanley,
Sr. Unscd. Notes	5.50	7/28/21	3,725,000		3,648,190
NBCUniversal Media,
Sr. Unscd. Notes	4.38	4/1/21	655,000		715,308
Peabody Energy,
Gtd. Notes	6.00	11/15/18	3,305,000	[c]	3,371,100
Peabody Energy,
Gtd. Notes	6.25	11/15/21	1,570,000	[c]	1,597,475
PepsiCo,
Sr. Unscd. Notes	0.80	8/25/14	3,900,000		3,928,014
Philip Morris International,
Sr. Unscd. Notes	2.90	11/15/21	3,885,000		3,894,635
Phillips 66,
Gtd. Notes	5.88	5/1/42	2,880,000	[c]	3,053,010
Plains All American Pipeline,
Gtd. Notes,	5.00	2/1/21	2,075,000		2,312,579
Prudential Financial,
Sr. Unscd. Notes	5.38	6/21/20	1,100,000		1,238,212
Puget Energy,
Sr. Scd. Notes	6.00	9/1/21	980,000		1,049,629
Reed Elsevier Capital,
Gtd. Notes	8.63	1/15/19	805,000		1,036,082
SABMiller Holdings,
Gtd. Notes	4.95	1/15/42	3,625,000	[c]	3,869,539
Santander Drive Auto
Receivables Trust,
Ser. 2010-1, Cl. A3	1.84	11/17/14	2,967,084		2,990,063
Santander Drive Auto
Receivables Trust,
Ser. 2012-1, Cl. B	2.72	5/15/16	1,215,000		1,236,702
Sempra Energy,
Sr. Unscd. Notes	1.23	3/15/14	4,065,000	[d]	4,070,882
SLM,
Sr. Unscd. Notes	7.25	1/25/22	4,930,000		5,003,950

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]			Value ($)
United States (continued)
Time Warner
Gtd. Debs.		5.38	10/15/41	1,920,000			2,050,708
Time Warner Cable,
Gtd. Notes		4.00	9/1/21	1,950,000			2,028,525
UnitedHealth Group,
Sr. Unscd. Notes		2.88	3/15/22	3,905,000			3,909,870
UPCB Finance VI,
Sr. Scd. Notes		6.88	1/15/22	3,175,000	[c]		3,278,187
Ventas Realty,
Gtd. Notes		4.25	3/1/22	1,625,000			1,613,259
Verizon Communications,
Sr. Unscd. Notes		4.75	11/1/41	3,445,000			3,629,011
Wells Fargo & Co.
Sr. Unscd. Notes		2.63	12/15/16	6,025,000			6,234,435
WM Covered Bond Program,
Covered Notes	EUR	4.00	11/26/16	510,000			726,012
WM Wrigley Jr.,
Sr. Scd. Notes		3.70	6/30/14	2,595,000	[c]		2,692,878
Xerox,
Sr. Unscd. Notes		1.32	5/16/14	1,070,000	[d]		1,065,197
							183,974,977
Total Bonds And Notes
(cost $1,465,375,799)							1,511,761,021

Short-Term Investments—1.1%
U.S. Treasury Bills:
0.06%, 5/17/12				6,700,000		[f]	6,699,819
0.12%, 8/16/12				10,184,000			10,180,751
Total Short-Term Investments
(cost $16,880,173)							16,880,570

Other Investment—4.6%				Shares			Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $72,300,566)				72,300,566		[g]	72,300,566

The Fund	19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral
for Securities Loaned—.7%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $11,437,198)	11,437,198[g]	11,437,198
Total Investments (cost $1,565,993,736)	102.8%	1,612,379,355
Liabilities, Less Cash and Receivables	(2.8%)	(44,291,066)
Net Assets	100.0%	1,568,088,289

a	Principal amount stated in U.S. Dollars unless otherwise noted.
	AUD—Australian	Dollar
	BRL—Brazilian	Real
	CAD—Canadian	Dollar
	CLP—Chilean	Peso
	CNY—Chinese	Yuan Renminbi
EUR—Euro
	GBP—British	Pound
	JPY—Japanese	Yen
	MXN—Mexican	New Peso
	MYR—Malaysian	Ringgit
	NOK—Norwegian	Krone
	PEN—Peruvian	New Sol
	PHP—Philippine	Peso
	SEK—Swedish	Krona
	ZAR—South	African Rand
b	Security, or portion thereof, on loan.At April 30, 2012, the value of the fund’s securities on loan was $18,789,016
	and	the value of the collateral held by the fund was $23,304,434, consisting of cash collateral of $11,437,198 and
	U.	S. Government and Agency securities valued at $11,867,236.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in
	transactions	exempt from registration, normally to qualified institutional buyers.At April 30, 2012, these securities
	were	valued at $284,417,988 or 18.1% of net assets.
d	Variable rate security—interest rate subject to periodic change.
e	Principal amount for accrual purposes is periodically adjusted based on changes in the Japanese Consumer Price Index.
f	Held by a broker as collateral for open financial futures positions.
g	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Non-U.S. Government	61.2	Corporate-High Yield	4.4
Securitized	16.7	U.S. Government	1.1
Corporate-Investment Grade	14.1
Cash & Equivalents	5.3		102.8

† Based on net assets.
See notes to financial statements.

STATEMENT OF FINANCIAL FUTURES
April 30, 2012 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 4/30/2012($)
Financial Futures Long
Euro-Schatz	270	39,528,234	June 2012	7,476
Japanese 10 Year Bond	81	145,199,399	June 2012	1,072,770
Financial Futures Short
U.S.Treasury 2 Year Notes	602	(132,767,338)	June 2012	(67,096)
U.S. Treasury 5 Year Notes	504	(62,393,625)	June 2012	(281,998)
U.S. Treasury 10 Year Notes	1,096	(144,980,250)	June 2012	(1,290,795)
U.S. Treasury 30 Year Bonds	159	(22,717,125)	June 2012	(123,715)
U.S. Treasury
Ultra 30 Year Bonds	112	(17,675,000)	June 2012	(77,224)
Gross Unrealized
Appreciation				1,080,246
Gross Unrealized
Depreciation				(1,840,828)

See notes to financial statements.

The Fund	21

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2012 (Unaudited)

		Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $18,789,016)—Note 1(c):
Unaffiliated issuers		1,482,255,972	1,528,641,591
Affiliated issuers		83,737,764	83,737,764
Cash			2,010,476
Cash denominated in foreign currencies		2,588,677	2,583,013
Receivable for investment securities sold			31,293,594
Dividends, interest and securities lending income receivable			14,503,701
Unrealized appreciation on forward foreign
currency exchange contracts—Note 4			6,832,503
Receivable for shares of Beneficial Interest subscribed			5,418,504
Unrealized appreciation on swap contracts—Note 4			1,477,750
Prepaid expenses			166,587
			1,676,665,483
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(d)			1,172,084
Payable for investment securities purchased			89,415,478
Liability for securities on loan—Note 1(c)			11,437,198
Payable for shares of Beneficial Interest redeemed			2,862,274
Unrealized depreciation on swap contracts—Note 4			2,847,554
Unrealized depreciation on forward foreign
currency exchange contracts—Note 4			469,430
Payable for futures variation margin—Note 4			183,495
Accrued expenses			189,681
			108,577,194
Net Assets ($)			1,568,088,289
Composition of Net Assets ($):
Paid-in capital			1,522,409,677
Accumulated undistributed investment income—net			4,972,526
Accumulated net realized gain (loss) on investments			(10,283,909)
Accumulated net unrealized appreciation (depreciation) on investments, swap transactions and foreign currency transactions [including
($760,582) net unrealized (depreciation) on financial futures]			50,989,995
Net Assets ($)			1,568,088,289

Net Asset Value Per Share
	Class A	Class C	Class I
Net Assets ($)	621,631,839	187,713,200	758,743,250
Shares Outstanding	36,943,353	11,392,554	44,810,425
Net Asset Value Per Share ($)	16.83	16.48	16.93

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2012 (Unaudited)

Investment Income ($):
Income:
Interest	19,790,331
Income from securities lending—Note 1(c)	30,550
Dividends;
Affiliated issuers	19,557
Total Income	19,840,438
Expenses:
Management fee—Note 3(a)	4,158,894
Shareholder servicing costs—Note 3(d)	1,611,920
Distribution fees—Note 3(c)	636,796
Custodian fees—Note 3(d)	137,722
Registration fees	90,524
Prospectus and shareholders’ reports	68,125
Trustees’ fees and expenses—Note 3(b)	65,235
Professional fees	62,266
Loan commitment fees—Note 2	6,443
Interest expense—Note 2	1,864
Miscellaneous	49,031
Total Expenses	6,888,820
Less—reduction in fees due to earnings credits—Note 3(d)	(408)
Net Expenses	6,888,412
Investment Income—Net	12,952,026
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	4,198,860
Net realized gain (loss) on financial futures	(4,592,815)
Net realized gain (loss) on swap transactions	(1,149,322)
Net realized gain (loss) on forward foreign currency exchange contracts	(6,313,623)
Net Realized Gain (Loss)	(7,856,900)
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	8,116,095
Net unrealized appreciation (depreciation) on financial futures	(11,775)
Net unrealized appreciation (depreciation) on swap transactions	1,223,482
Net unrealized appreciation (depreciation) on
forward foreign currency exchange contracts	7,114,644
Net Unrealized Appreciation (Depreciation)	16,442,446
Net Realized and Unrealized Gain (Loss) on Investments	8,585,546
Net Increase in Net Assets Resulting from Operations	21,537,572

See notes to financial statements.

The Fund	23

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2012	Year Ended
	(Unaudited)	October 31, 2011
Operations ($):
Investment income—net	12,952,026	22,393,206
Net realized gain (loss) on investments	(7,856,900)	3,467,898
Net unrealized appreciation
(depreciation) on investments	16,442,446	(14,065,062)
Net Increase (Decrease) in Net Assets
Resulting from Operations	21,537,572	11,796,042
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(1,816,741)	(10,380,770)
Class C Shares	(209,324)	(2,083,054)
Class I Shares	(1,603,493)	(9,688,092)
Net realized gain on investments:
Class A Shares	(6,735,315)	(12,712,629)
Class C Shares	(1,728,665)	(3,488,325)
Class I Shares	(5,313,094)	(11,040,236)
Total Dividends	(17,406,632)	(49,393,106)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A Shares	230,693,809	440,292,262
Class C Shares	48,586,245	83,281,883
Class I Shares	419,129,902	270,572,264
Dividends reinvested:
Class A Shares	8,096,951	21,646,623
Class C Shares	1,341,340	3,791,154
Class I Shares	4,786,799	14,967,080
Cost of shares redeemed:
Class A Shares	(229,971,375)	(206,524,904)
Class C Shares	(19,427,048)	(28,437,345)
Class I Shares	(137,171,101)	(131,071,188)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	326,065,522	468,517,829
Total Increase (Decrease) in Net Assets	330,196,462	430,920,765
Net Assets ($):
Beginning of Period	1,237,891,827	806,971,062
End of Period	1,568,088,289	1,237,891,827
Undistributed (distributions in excess of)
investment income—net	4,972,526	(4,349,942)

	Six Months Ended
	April 30, 2012	Year Ended
	(Unaudited)	October 31, 2011
Capital Share Transactions:
Class A
Shares sold	13,957,299	26,095,441
Shares issued for dividends reinvested	497,862	1,322,774
Shares redeemed	(13,846,636)	(12,335,187)
Net Increase (Decrease) in Shares Outstanding	608,525	15,083,028
Class C
Shares sold	2,991,597	5,015,149
Shares issued for dividends reinvested	84,271	236,532
Shares redeemed	(1,198,043)	(1,735,681)
Net Increase (Decrease) in Shares Outstanding	1,877,825	3,516,000
Class I
Shares sold	25,122,427	15,963,032
Shares issued for dividends reinvested	292,744	911,815
Shares redeemed	(8,251,175)	(7,800,887)
Net Increase (Decrease) in Shares Outstanding	17,163,996	9,073,960

See notes to financial statements.

The Fund	25

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
April 30, 2012			Year Ended October 31,
Class A Shares	(Unaudited)	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	16.85	17.62	16.25	13.20	13.77	13.05
Investment Operations:
Investment income—net[a]	.15	.40	.50	.46	.45	.35
Net realized and unrealized
gain (loss) on investments	.05	(.17)	1.42	3.30	(.28)	.92
Total from Investment Operations	.20	.23	1.92	3.76	.17	1.27
Distributions:
Dividends from
investment income—net	(.05)	(.43)	(.35)	(.71)	(.39)	(.52)
Dividends from net realized
gain on investments	(.17)	(.57)	(.20)	—	(.35)	(.03)
Total Distributions	(.22)	(1.00)	(.55)	(.71)	(.74)	(.55)
Net asset value, end of period	16.83	16.85	17.62	16.25	13.20	13.77
Total Return (%)[b]	1.24[c]	1.65	12.11	29.42	1.21	10.06
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.02[d]	1.01	1.09	1.25	1.47	3.33
Ratio of net expenses
to average net assets	1.02[d]	1.01	1.09	1.08	1.10	1.09
Ratio of net investment income
to average net assets	1.83[d]	2.38	3.06	3.27	3.22	2.69
Portfolio Turnover Rate	109.20[c]	213.45	153.71	159.32[e] 168.59[e] 127.97[e]
Net Assets, end of period
($ x 1,000)	621,632	612,236	374,363	186,456	37,076	3,429

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
e	The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended October 31, 2009, 2008 and 2007, were 144.34%, 152.77% and 116.54%, respectively.
See notes to financial statements.

Six Months Ended
April 30, 2012			Year Ended October 31,
Class C Shares	(Unaudited)	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	16.54	17.32	16.05	13.08	13.70	13.02
Investment Operations:
Investment income—net[a]	.09	.27	.37	.36	.34	.25
Net realized and unrealized
gain (loss) on investments	.04	(.16)	1.39	3.26	(.28)	.92
Total from Investment Operations	.13	.11	1.76	3.62	.06	1.17
Distributions:
Dividends from
investment income—net	(.02)	(.32)	(.29)	(.65)	(.33)	(.46)
Dividends from net realized
gain on investments	(.17)	(.57)	(.20)	—	(.35)	(.03)
Total Distributions	(.19)	(.89)	(.49)	(.65)	(.68)	(.49)
Net asset value, end of period	16.48	16.54	17.32	16.05	13.08	13.70
Total Return (%)[b]	.85[c]	.89	11.26	28.50	.40	9.25
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.77[d]	1.75	1.84	1.96	2.28	4.09
Ratio of net expenses
to average net assets	1.77[d]	1.75	1.84	1.82	1.85	1.84
Ratio of net investment income
to average net assets	1.09[d]	1.63	2.31	2.58	2.45	1.93
Portfolio Turnover Rate	109.20[c]	213.45	153.71	159.32[e] 168.59[e] 127.97[e]
Net Assets, end of period
($ x 1,000)	187,713	157,340	103,906	47,923	7,500	2,734

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
e	The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended October 31, 2009, 2008 and 2007, were 144.34%, 152.77% and 116.54%, respectively.
See notes to financial statements.

The Fund	27

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
April 30, 2012			Year Ended October 31,
Class I Shares	(Unaudited)	2011	2010	2009	2008	2007[a]
Per Share Data ($):
Net asset value,
beginning of period	16.94	17.70	16.31	13.23	13.79	13.06
Investment Operations:
Investment income—net[b]	.18	.44	.54	.41	.48	.38
Net realized and unrealized
gain (loss) on investments	.04	(.16)	1.42	3.40	(.27)	.92
Total from Investment Operations	.22	.28	1.96	3.81	.21	1.30
Distributions:
Dividends from
investment income—net	(.06)	(.47)	(.37)	(.73)	(.42)	(.54)
Dividends from net realized
gain on investments	(.17)	(.57)	(.20)	—	(.35)	(.03)
Total Distributions	(.23)	(1.04)	(.57)	(.73)	(.77)	(.57)
Net asset value, end of period	16.93	16.94	17.70	16.31	13.23	13.79
Total Return (%)	1.34[c]	1.87	12.44	29.79	1.47	10.30
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.75[d]	.75	.82	.89	1.22	3.09
Ratio of net expenses
to average net assets	.75[d]	.75	.82	.83	.85	.84
Ratio of net investment income
to average net assets	2.13[d]	2.64	3.30	3.23	3.49	2.93
Portfolio Turnover Rate	109.20[c]	213.45	153.71	159.32[e] 168.59[e] 127.97[e]
Net Assets, end of period
($ x 1,000)	758,743	468,316	328,703	126,509	4,080	1,393

a	Effective June 1, 2007, Class R shares were redesignated as Class I shares.
b	Based on average shares outstanding at each month end.
c	Not annualized.
d	Annualized.
e	The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended October 31, 2009, 2008 and 2007, were 144.34%, 152.77% and 116.54%, respectively.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus International Bond Fund (the “fund”) is a separate non-diversified series of The Dreyfus/Laurel Funds Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering five series, including the fund. The fund’s investment objective seeks to maximize total return through capital appreciation and income. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C and Class I. Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear a distribution fee and/or shareholder services fee. Class A shares are sold with a front-end sales charge, while Class C shares are subject to a contingent deferred sales charge (“CDSC”). Class I shares are sold primarily to bank trust departments and other financial service providers (including The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus), acting on behalf of customers having a qualified trust or investment account or relationship at such institution, and bear no distribution or shareholder services fees. Class I shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights.

The Fund	29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are categorized within Level 1 of the fair value hierarchy.

Investments in securities excluding short-term investments (other than U.S.Treasury Bills), financial futures, swaps and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which

The Fund	31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board of Trustees.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.These securities are generally categorized within Level 1 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates. These securities are generally categorized within Level 2 of the fair value hierarchy. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward contracts are valued at the forward rate. These securities are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2012 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Asset-Backed	—	50,163,568	—	50,163,568
Commercial
Mortgage-Backed	—	3,813,561	—	3,813,561
Corporate Bonds†	—	432,782,788	—	432,782,788
Foreign Government	—	926,997,317	—	926,997,317
Mutual Funds	83,737,764	—	—	83,737,764
Residential
Mortgage-Backed	—	98,003,787	—	98,003,787
U.S. Treasury	—	16,880,570	—	16,880,570
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts††	—	6,832,503	—	6,832,503
Futures††	1,080,246	—	—	1,080,246
Swaps††	—	1,477,750	—	1,477,750

The Fund	33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Liabilities ($)
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts††	—	(469,430)	—	(469,430)
Futures††	(1,840,828)	—	—	(1,840,828)
Swaps††	—	(2,847,554)	—	(2,847,554)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

In May 2011, FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common FairValue Measurement and Disclosure Requirements in GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements.The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on investments are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

Pursuant to a securities lending agreement withThe Bank of NewYork Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral

The Fund	35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction.Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended April 30, 2012,The Bank of NewYork Mellon earned $16,450 from lending portfolio securities, pursuant to the securities lending agreement.

(d) Affiliated issuers: Other investment companies advised by Dreyfus are considered to be “affiliated” with the fund.

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ended April 30, 2012 were as follows:

Affiliated
Investment	Value			Value		Net
Company	10/31/2011	($) Purchases ($)	Sales ($)	4/30/2012	($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market
Fund	42,476,691 607,607,341		577,783,466	72,300,566		4.6
Dreyfus
Institutional
Cash
Advantage
Fund	14,433,650 84,719,045		87,715,497	11,437,198.7
Total	56,910,341 692,326,386		665,498,963	83,737,764		5.3

(e) Concentration of Risk: The fund invests primarily in debt securities. Failure of an issuer of the debt securities to make timely interest or principal payments, or a decline or the perception of a decline in the credit quality of a debt security, can cause the debt security’s price to fall, potentially lowering the fund’s share price. In addition, the value of debt securities may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment.They may also decline because of factors that affect a particular industry.

(f) Dividends to shareholders: Dividends are recorded on ex-dividend date. Dividends from investment income-net are declared and paid quarterly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

On April 30, 2012, the Board of Trustees declared a cash dividend of $.052, $.023 and $.064 per share from undistributed investment income-net for Class A, Class C and Class I shares, respectively, payable on May 1, 2012 (ex-dividend date), to shareholders of record as of the close of business on April 30, 2012.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2012, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

The Fund	37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Each of the tax years in the three-year period ended October 31, 2011 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2011 was as follows: ordinary income $41,244,561 and long-term capital gains $8,148,545.The tax character of current year distributions will be determined at the end of the current fiscal year.

(h) New Accounting Pronouncement: In April 2011, FASB issued ASU No. 2011-03 “Transfers and Servicing (Topic 860) Reconsideration of Effective Control for Repurchase Agreements (“ASU 2011-03”) which relates to the accounting for repurchase agreements and similar agreements including mortgage dollar rolls, that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. ASU 2011-03 modifies the criteria for determining effective control of transferred assets and as a result certain agreements may now be accounted for as secured borrowings.ASU 2011-03 is effective prospectively for new transfers and existing transactions that are modified in the first interim or annual period beginning on or after December 15, 2011.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended April 30, 2012, was approximately $309,900 with a related weighted average annualized interest rate of 1.21%.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager and the Trust, theTrust has agreed to pay the Manager a management fee computed at the annual rate of .60% of the value of the fund’s average daily net assets and is payable monthly.

(b) Prior to January 1, 2012, eachTrustee who is not an “interested person” of the Trust (as defined in the Act) received $60,000 per annum, plus $7,000 per joint Board meeting of the Trust,The Dreyfus/Laurel Funds, Inc., The Dreyfus/Laurel Tax-Free Municipal Funds, Dreyfus Investment Funds and Dreyfus Funds, Inc. (collectively, the “Board Group Open-End Funds”) attended, $2,500 for separate in-person committee meetings attended which were not held in conjunction with a regularly scheduled Board meeting and $2,000 for Board meetings and separate committee meetings attended that were conducted by telephone. The Board Group Open-End Funds also reimbursed each Trustee who is not an “interested person” of the Trust (as defined in the Act) for travel and out-of-pocket expenses.With respect to Board meetings, the Chair of the Board received an additional 25% of such compensation (with the exception of reimbursable amounts). The Chair of each of the Board’s committees, unless the Chair also served as Chair of the Board, received $1,350 per applicable committee meeting. In the event that there was an in-person joint committee meeting or a joint telephone meeting of the Board Group Open-End Funds and Dreyfus High Yield Strategies Fund (“DHF”), $2,500 was allocated between the Board Group Open-End Funds and DHF.

Effective January 1, 2012, the Board Group Open-End Funds and DHF (collectively, the “Board Group Funds”) pays each Trustee their respective allocated portions of an annual retainer of $85,000 and a fee of $10,000 for each regularly scheduled Board meeting attended ($75,000 and $8,000, respectively, in the aggregate, prior to January 1, 2012).

The Fund	39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

With respect to the annual retainer and Board meetings of the Board Group Funds, the Chair of the Board receives an additional 25% of such compensation (with the exception of reimbursable amounts). Each Trustee receives $2,500 for any separate in-person committee meetings attended, which are not held in conjunction with a regularly scheduled Board meeting, such amount to be allocated among the Board Group Funds, as applicable. In the event that there is a joint telephone meeting of the Board Group Funds, a fee of $2,000 is allocated among the applicable Board Group Funds, accordingly (prior to January 1, 2012, the fee allocated was $2,500 if the meeting included DHF).The Chair of each of the Board’s committees, unless the Chair also serves as Chair of the Board, receives $1,500 per applicable committee meeting. Each EmeritusTrustee is entitled to receive an annual retainer of one-half the amount paid as a retainer at the time the Trustee became Emeritus and a per meeting attended fee of one-half the amount paid toTrustees.The Board Group Funds also reimburse each Independent Trustee and Emeritus Trustees for travel and out-of-pocket expenses.These fees and expenses are charged and allocated to each series based on net assets.

During the period ended April 30, 2012, the Distributor retained $35,202 from commissions earned on sales of the fund’s Class A shares and $31,166 from CDSCs on redemptions of the fund’s Class C shares.

(c) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of the average daily net assets of Class C shares. During the period ended April 30, 2012, Class C shares were charged $636,796, pursuant to the Plan.

(d) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.These services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2012, Class A and Class C shares were charged $773,751 and $212,266, respectively, pursuant to the Shareholder Services Plan.

Under its terms, the Plan and Shareholder Services Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Trustees who are not “interested persons” of theTrust and who have no direct or indirect financial interest in the operation of or in any agreement related to the Plan or Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended April 30, 2012, the fund was charged $97,023 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended April 30, 2012, the fund was charged $11,960 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $408.

The Fund	41

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended April 30, 2012, the fund was charged $137,722 pursuant to the custody agreement.

During the period ended April 30, 2012, the fund was charged $3,183 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $754,110, Rule 12b-1 distribution plan fees $113,566, shareholder services plan fees $162,387, custodian fees $105,941, chief compliance officer fees $2,122 and transfer agency per account fees $33,958.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, forward contracts, financial futures and swap transactions, during the period ended April 30, 2012, amounted to $1,762,306,389 and $1,455,451,152, respectively.

The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Fair value of derivative instruments as of April 30, 2012 is shown below:

	Derivative		Derivative
	Assets ($)		Liabilities ($)
Interest rate risk[1,2]	2,557,996	Interest rate risk[1,3]	(4,688,382)
Foreign exchange risk[4]	6,832,503	Foreign exchange risk[5]	(469,430)
Gross fair value of
derivatives contracts	9,390,499		(5,157,812)

Statement of Assets and Liabilities location:
1	Includes cumulative appreciation (depreciation) on futures contracts as reported in the Statement of
Financial Futures, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.
2	Unrealized appreciation on swap contracts.
3	Unrealized depreciation on swap contracts.
4	Unrealized appreciation on forward foreign currency exchange contracts.
5	Unrealized depreciation on forward foreign currency exchange contracts.

The effect of derivative instruments in the Statement of Operations during the period ended April 30, 2012 is shown below:

	Amount of realized gain or (loss) on derivatives recognized in income ($)
		Forward
Underlying risk	Futures[6]	Contracts[7]	Swaps[8]	Total
Interest rate	(4,592,815)	—	(291,691)	(4,884,506)
Foreign exchange	—	(6,313,623)	—	(6,313,623)
Credit	—	—	(857,631)	(857,631)
Total	(4,592,815)	(6,313,623)	(1,149,322)	(12,055,760)

Change in unrealized appreciation or (depreciation) on derivatives recognized in income ($)
		Forward
Underlying risk	Futures[9]	Contracts[10]	Swaps[11]	Total
Interest rate	(11,775)	—	1,079,560	1,067,785
Foreign exchange	—	7,114,644	—	7,114,644
Credit	—	—	143,922	143,922
Total	(11,775)	7,114,644	1,223,482	8,326,351

Statement of Operations location:
6	Net realized gain (loss) on financial futures.
7	Net realized gain (loss) on forward foreign currency exchange contracts.
8	Net realized gain (loss) on swap transactions.
9	Net unrealized appreciation (depreciation) on financial futures.
[10] Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
[11] Net unrealized appreciation (depreciation) on swap transactions.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments.The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market.A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price estab-

The Fund	43

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

lished by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss.There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default. Contracts open at April 30, 2012 are set forth in the Statement of Financial Futures.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates.With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations.The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.The following summarizes open forward contracts at April 30, 2012:

Forward Foreign
Currency	Number		Foreign			Unrealized
Exchange	of		Currency			Appreciation
Contracts	Contracts		Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:
Australian Dollar,
Expiring
5/25/2012		[a] 1	3,275,000	3,373,414	3,402,517	29,103

Forward Foreign
Currency Number			Foreign			Unrealized
Exchange		of	Currency			Appreciation
Contracts Contracts			Amounts	Cost ($)	Value ($) (Depreciation) ($)
Purchases
(continued):
Canadian Dollar,
Expiring
5/25/2012	[b]	1	17,305,000	17,463,216	17,508,286	45,070
Euro,
Expiring
5/2/2012	[a]	1	391,546	518,876	518,288	(588)
Japanese Yen,
Expiring:
5/25/2012	[a]	1	3,384,900,000	41,543,729	42,405,571	861,842
5/25/2012	[c]	1	6,289,170,000	77,114,743	78,789,875	1,675,132
5/25/2012	[d]	1	7,043,000,000	86,323,969	88,233,755	1,909,786
5/25/2012	[e]	1	2,098,280,000	25,747,031	26,286,969	539,938
Malaysian Ringgit,
Expiring
5/25/2012	[f]	1	110,410,000	35,895,185	36,414,986	519,801
Mexican New Peso,
Expiring
5/25/2012	[f]	1	224,340,000	16,921,742	17,178,556	256,814
Polish Zloty,
Expiring
5/25/2012	[b]	1	26,215,000	8,168,448	8,290,354	121,906
Singapore Dollar,
Expiring
5/25/2012	[a]	1	34,450,000	27,538,410	27,838,961	300,551
South African Rand,
Expiring
5/25/2012	[b]	1	43,460,000	5,500,221	5,569,201	68,980
South Korean Won,
Expiring
5/25/2012	[c]	1	37,686,980,000	32,961,893	33,288,006	326,113
Swedish Krona,
Expiring
5/25/2012	[e]	1	2,390,000	354,116	355,208	1,092
Swiss Franc,
Expiring
5/25/2012	[e]	1	17,670,000	19,297,134	19,473,509	176,375
Sales:				Proceeds ($)
British Pound,
Expiring
5/25/2012	[c]	2	26,410,000	42,679,239	42,853,323	(174,084)

The Fund	45

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Forward Foreign
Currency Number		Foreign			Unrealized
Exchange	of	Currency			Appreciation
Contracts Contracts		Amounts	Proceeds ($)	Value ($) (Depreciation) ($)
Sales
(continued):
Euro,
Expiring:
5/25/2012[a]	3	1,785,000	2,348,482	2,363,032	(14,550)
5/25/2012[e]	1	20,130,000	26,557,308	26,648,655	(91,347)
Peruvian New Sol,
Expiring
5/25/2012[g]	1	30,890,000	11,621,519	11,697,309	(75,790)
New Zeland Dollar,
Expiring
5/25/2012[a]	1	33,130,000	26,929,058	27,042,129	(113,071)
Gross Unrealized
Appreciation					6,832,503
Gross Unrealized
Depreciation					(469,430)

Counterparties:
a Goldman Sachs
b Credit Suisse First Boston
c Barclays Capital
d Merrill Lynch
e Morgan Stanley
f JPMorgan & Chase Co.
g Citigroup

Swaps: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument.The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

The fund accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap contracts in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap contracts in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the contract’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation on swap transactions.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount.The fund enters into these agreements for a variety of reasons, including to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount.The net interest received or paid on interest rate swap agreements is included within unrealized appreciation (depreciation) on swap contracts in the Statement of Assets and Liabilities. Interest rate swaps are valued daily and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. When a swap contract is terminated early, the fund records a realized gain or loss equal to the difference between the current realized value and the expected cash flows.

The fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the coun-terparty over the contract’s remaining life, to the extent that the amount is positive.This risk is mitigated by having a master netting arrangement between the fund and the counterparty and by the

The Fund	47

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty.The following summarizes open interest rate swaps entered into by the fund at April 30, 2012:

					Unrealized
Notional	Reference		(Pay)/Receive		Appreciation
Amount ($)	Entity/Currency	Counterparty	Fixed Rate (%)	Expiration (Depreciation) ($)

17,345,000	USD—6 Month
	Libor	Citibank	(3.68)	5/5/2020	(2,847,554)
42,200,000	EUR—1 Year
	Libor	JP Morgan	1.91	11/4/2016	1,477,750
Gross Unrealized
Appreciation					1,477,750
Gross Unrealized
Depreciation					(2,847,554)

Credit Default Swaps: Credit default swaps involve commitments to pay a fixed interest rate in exchange for payment if a credit event affecting a third party (the referenced company, obligation or index) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring.The fund enters into these agreements to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. For those credit default swaps in which the fund is paying a fixed rate, the fund is buying credit protection on the instrument. In the event of a credit event, the fund would receive the full notional amount for the reference obligation. For those credit default swaps in which the fund is receiving a fixed rate, the fund is selling credit protection on the underlying instrument. The maximum payouts for these contracts are limited to the notional amount of each swap. Credit default swaps may involve greater risks than if the fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.At April 30, 2012, there were no credit default swap agreements outstanding.

The following summarizes the average market value of derivatives outstanding during the period ended April 30, 2012:

Average Market Value ($)
Interest rate futures contracts	451,409,048
Forward contracts	580,883,986

The following summarizes the average notional value of swap contracts outstanding during the period ended April 30, 2012:
Average Notional Value ($)
Interest rate swap contracts	49,113,733
Credit default swap contracts	3,657,143

At April 30, 2012, accumulated net unrealized appreciation on investments was $46,385,619, consisting of $52,989,275 gross unrealized appreciation and $6,603,656 gross unrealized depreciation.

At April 30, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund	49

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on February 15-16, 2012, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund.The Board considered information previously provided to them in presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex, and Dreyfus representatives confirmed that there had been no material changes in this information. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including the distribution channel(s) for the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2011, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.The Board discussed the results of the comparisons and noted that the fund’s total return performance was above the Performance Group and Performance Universe medians for the various periods.They also noted that the fund’s total return performance was ranked in the first quartile of the Performance Group and Performance Universe in the four- and five-year periods. The Board also noted that the fund’s yield performance was variously above and below the Performance Group and Performance Universe medians for the six one-year periods ended December 31st. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.They noted

The Fund	51

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

that the fund’s contractual management fee was below the Expense Group median, and the fund’s actual management fee and total expense ratio were below the Expense Group and Expense Universe medians.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board previously had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board’s counsel stated that the Board should consider the profitability analysis (1) as part of their evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level.The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board was satisfied with the fund’s performance.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Fund	53

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

The Board considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

NOTES

Item 2.      Code of Ethics.

                  Not applicable.

Item 3.      Audit Committee Financial Expert.

                  Not applicable.

Item 4.      Principal Accountant Fees and Services.

                  Not applicable.

Item 5.      Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.      Investments.

(a)              Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management      Investment Companies.

                  Not applicable.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Companies and        Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.    Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.    Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

3

Item 12.    Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

4

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus Laurel Funds Trust

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	June 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	June 26, 2012

By: /s/ James Windels
James Windels, Treasurer
Date:	June 26, 2012

5

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)